Loan Receivables, Net	6 Months Ended
Sep. 30, 2025
Loan Receivables, Net [Abstract]
LOAN RECEIVABLES, NET

13. LOAN RECEIVABLES, NET

	As of September 30, 2025	As of March 31, 2025
	$’000	$’000
Loan to a third party	-	-
Less: allowance for expected credit losses	-	-
Total	-	-

On October 18, 2023, the Company (as the lender) entered into a loan agreement with a Hong Kong company (as the borrower), which is an independent third party of the Company, pursuant to which the Company agreed to provide a 1-year loan of HKD 7,500,000 (equivalent to approximately $958,000) to the borrower for its current activities, with a fixed interest of HKD 400,000 (equivalent to approximately $51,000) which is due in full upon repayment of the loan on the maturity date of October 17, 2024. The loan had been fully repaid and settled in July 2024.

Interest income for the loan receivables for the six months ended September 30, 2025 and 2024 were nil and $26,000, respectively.

The movement of the allowance for expected credit losses for loan receivables was as follows:

	As of September 30, 2025	As of March 31, 2025
	$’000	$’000
Beginning balance	-	410
Reversal	-	(410)
Ending balance	-	-